Investment in Associate - Disclosure of changes in carrying amount of associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Beginning balance	$ 41,087	$ 42,978
Interest acquired through EMX acquisition	104,405
Share of profit (loss) for the year	2,203	2,036
Distributions	(3,126)	(3,922)
Impairment	(2,017)	(436)
FX revaluation and reclassification	(141,552)	(5)
Ending balance	1,000	41,087
SLM California (Caserones)
Disclosure of associates [line items]
Beginning balance	34,949	36,551
Interest acquired through EMX acquisition	104,405
Share of profit (loss) for the year	2,599	2,320
Distributions	(3,126)	(3,922)
Impairment	0
FX revaluation and reclassification	(138,827)	0
Ending balance	0	34,949
Legend Gold Mali (Tabakorole)
Disclosure of associates [line items]
Beginning balance	3,025	3,042
Interest acquired through EMX acquisition	0
Share of profit (loss) for the year	(8)	(17)
Distributions	0	0
Impairment	(2,017)
FX revaluation and reclassification	0	0
Ending balance	1,000	3,025
Aterian plc
Disclosure of associates [line items]
Beginning balance	3,113	3,385
Interest acquired through EMX acquisition	0
Share of profit (loss) for the year	(388)	(267)
Distributions	0	0
Impairment	0
FX revaluation and reclassification	(2,725)	(5)
Ending balance	$ 0	$ 3,113